Portfolio of Investments
Columbia South Carolina Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.6%
Charleston County Airport District
Revenue Bonds
Series 2019
07/01/2035	5.000%	500,000	565,527
Charter Schools 1.1%
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	1,025,889
Higher Education 9.2%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/2028	5.000%	1,170,000	1,263,088
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/2024	5.000%	1,500,000	1,584,912
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	2,037,775
Revenue Bonds
Wofford College Project
Series 2019
04/01/2037	5.000%	885,000	963,314
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,657,154
Revenue Bonds
Campus Village Project
Series 2021A
05/01/2037	5.000%	1,000,000	1,147,939
Total			8,654,182
Hospital 10.3%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,579,922
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Lexington Medical Center Obligated Group
Series 2017
11/01/2032	4.000%	1,050,000	1,086,661
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,601,135
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	2,000,000	2,173,189
Revenue Bonds
McLeod Health Obligation Group
Series 2018
11/01/2033	5.000%	1,000,000	1,101,555
St. Joseph’s Candler Health System, Inc.
Series 2019
07/01/2032	5.000%	1,000,000	1,101,967
Spartanburg Regional Health Services District
Refunding Revenue Bonds
Services District, Inc.
Series 2022
04/15/2037	4.000%	1,000,000	1,025,135
Total			9,669,564
Joint Power Authority 4.6%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2021D
01/01/2033	4.000%	1,000,000	1,040,445
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2016A
12/01/2028	5.000%	2,000,000	2,167,680
Revenue Bonds
Series 2022A
12/01/2039	5.000%	1,000,000	1,098,826
Total			4,306,951
Local Appropriation 28.9%
Aiken County Consolidated School District
Special Obligation Revenue Bonds
Series 2019
06/01/2033	4.000%	325,000	348,402
Columbia South Carolina Intermediate Municipal Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,562,799
Center for Arts & Health Sciences Public Facilities Corp.
Revenue Bonds
Greenville Technical College Project
Series 2022
10/01/2039	4.000%	1,000,000	1,052,312
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,084,872
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,090,799
City of North Charleston
Tax Allocation Bonds
Series 2019B
10/01/2027	5.000%	1,000,000	1,142,555
Series 2022
10/01/2039	4.000%	820,000	845,635
Tax Increment Pledge
Series 2020
10/01/2031	5.000%	300,000	353,404
County of Dorchester
Tax Allocation Bonds
Series 2020
10/01/2036	5.000%	385,000	440,276
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,041,866
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,078,365
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,095,920
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	870,345
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	1,971,112
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,585,380
Orangeburg County School District
Revenue Bonds
Series 2022
06/01/2039	5.000%	1,000,000	1,066,653
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	568,859
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	1,957,770
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,390,261
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,605,206
12/01/2030	5.000%	1,275,000	1,361,367
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	967,506
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,636,671
Total			27,118,335
Local General Obligation 7.3%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	1,000,000	1,073,857
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/2023	5.000%	1,190,000	1,214,566

2	Columbia South Carolina Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Charleston
Unlimited General Obligation Bonds
Transportation Sales Tax
Series 2021
11/01/2032	4.000%	1,000,000	1,124,040
Lexington County School District No. 1
Unlimited General Obligation Refunding Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2031	5.000%	1,000,000	1,152,377
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2018-B
03/01/2036	5.000%	1,000,000	1,137,425
Series 2019D
03/01/2037	5.000%	1,000,000	1,131,427
Total			6,833,692
Municipal Power 1.8%
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2019A
01/01/2032	5.000%	1,000,000	1,129,302
Easley Combined Utility System
Refunding Revenue Bonds
Easley Combined Utility System
Series 2019 (AGM)
12/01/2033	4.000%	500,000	533,910
Total			1,663,212
Other Utility 1.6%
Patriots Energy Group
Improvement Refunding Revenue Bonds
Gas Systems
Series 2019
06/01/2038	5.000%	1,000,000	1,109,497
Refunding Revenue Bonds
Series 2021A
06/01/2032	5.000%	350,000	409,542
Total			1,519,039
Ports 2.3%
South Carolina Ports Authority(b)
Revenue Bonds
Series 2019B
07/01/2033	5.000%	2,000,000	2,197,083
Refunded / Escrowed 4.5%
City of Columbia
Prerefunded 02/01/24 Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,255,110
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Florence
Prerefunded 10/01/23 Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,039,807
Greenville County Public Facilities Corp.
Prerefunded 04/01/24 Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	939,345
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/22 Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/2024	5.000%	450,000	453,953
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	556,761
Total			4,244,976
Resource Recovery 3.7%
Three Rivers Solid Waste Authority(c)
Revenue Bonds
Capital Appreciation - Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,742,922
10/01/2025	0.000%	1,835,000	1,695,382
Total			3,438,304
Retirement Communities 1.2%
South Carolina Jobs-Economic Development Authority(a)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	560,000	573,175
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Bishop Gadsden Episcopal Retirement Community
Series 2019
04/01/2034	4.000%	605,000	574,058
Total			1,147,233
Special Non Property Tax 4.1%
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,031,580
05/01/2035	5.000%	1,000,000	1,059,694
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	590,411

Columbia South Carolina Intermediate Municipal Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	710,623
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	437,841
Total			3,830,149
Special Property Tax 2.3%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,094,452
County of Greenville
Revenue Bonds
Series 2021
04/01/2038	4.000%	1,000,000	1,048,355
Total			2,142,807
State General Obligation 2.4%
State of South Carolina
Unlimited General Obligation Bonds
Clemson University
Series 2022A
04/01/2040	5.000%	1,000,000	1,191,525
Series 2014B
04/01/2025	5.000%	1,000,000	1,055,393
Total			2,246,918
Transportation 2.3%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/2024	5.000%	2,000,000	2,138,563
Water & Sewer 9.7%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2024	5.000%	1,000,000	1,052,720
Revenue Bonds
Series 2019A
03/01/2035	5.000%	750,000	857,134
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Charleston Waterworks & Sewer System
Revenue Bonds
Series 2019
01/01/2038	5.000%	1,000,000	1,151,272
City of Columbia Stormwater System
Revenue Bonds
Green Bonds
Series 2018
02/01/2038	5.000%	350,000	392,736
City of Columbia Waterworks & Sewer System
Revenue Bonds
Series 2018
02/01/2035	4.000%	560,000	589,086
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,434,385
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	426,315
County of Richland Utility System
Refunding Revenue Bonds
Series 2020
03/01/2031	5.000%	240,000	282,559
03/01/2032	5.000%	215,000	251,179
03/01/2033	5.000%	280,000	325,663
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	472,229
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,061,376
Town of Lexington Waterworks & Sewer System
Refunding Revenue Bonds
Series 2017
06/01/2034	4.000%	750,000	788,128
Total			9,084,782
Total Municipal Bonds (Cost $92,380,733)			91,827,206

4	Columbia South Carolina Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.986%(d)	63,886	63,880
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.001%(d)	1,132,154	1,132,154
Total Money Market Funds (Cost $1,196,040)		1,196,034
Total Investments in Securities (Cost: $93,576,773)		93,023,240
Other Assets & Liabilities, Net		779,762
Net Assets		93,803,002
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $1,599,064, which represents 1.70% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia South Carolina Intermediate Municipal Bond Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT231_04_M01_(09/22)